9. GOVERNMENT CONTRACTS AND RELATED REVENUE RECOGNITION	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Revenue Recognition [Abstract]
Government Contracts and Related Revenue Recognition

11. GOVERNMENT CONTRACTS AND RELATED REVENUE RECOGNITION

We entered into a contract with the National Cancer Institute, part of the National Institutes of Health (“NIH”) on September 15, 2017. This award is under the NIH’s Small Business Innovation Research (SBIR) program which is designed to fund early stage small businesses that are seeking to commercialize innovative biomedical technologies. The title of the award is SBIR Topic 359 Phase 1 Device Strategy for Selective Isolation of Oncosomes and Non-Malignant Exosomes.

The award from NIH is a firm, fixed-price contract with potential total payments to us of $299,250 over the course of nine months.

Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each period of the contract. The NIH also has the unilateral right to require us to perform additional work under an option period for an additional fixed amount of $49,800.

Under the terms of the contract, we must perform certain incremental work towards the achievement of specific milestones against which we will invoice the government for fixed payment amounts.

In the six months ended September 30, 2018, we performed work under the contract covering the remainder of the technical objectives of the contract (Aim 1: To validate the Hemopurifier as a device for capture and recovery of melanoma exosomes from plasma and Aim 2: To validate a method of melanoma exosome isolation consisting of the Hemopurifier followed by mab-based immunocapture to select out the tumor-derived exosomes from non-malignant exosomes and Aim 3: To evaluate the functional integrity of melanoma exosomes purified by the Hemopurifier and immunocapture isolation steps). As a result we invoiced NIH for $149,625 during the six months ended September 30, 2018.

9. GOVERNMENT CONTRACTS AND RELATED REVENUE RECOGNITION

National Institutes of Health (“NIH”)

We entered into a contract with the NIH on September 15, 2017. This award is under the NIH’s Small Business Innovation Research (SBIR) program which is designed to fund early stage small businesses that are seeking to commercialize innovative biomedical technologies. The title of the award is SBIR Topic 359 Phase 1 Device Strategy for Selective Isolation of Oncosomes and Non-Malignant Exosomes.

The award from NIH is a firm, fixed-price contract with potential total payments to us of $299,250 over the course of nine months.

Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each period of the contract. The NIH also has the unilateral right to require us to perform additional work under an option period for an additional fixed amount of $49,800.

Under the terms of the contract, we must perform certain incremental work towards the achievement of specific milestones against which we will invoice the government for fixed payment amounts.

In the fiscal year ended March 31, 2018, we performed work under the contract completing the majority of the first two technical objectives of the contract (Aim 1: To validate the Hemopurifier as a device for capture and recovery of melanoma exosomes from plasma and Aim 2: To validate a method of melanoma exosome isolation consisting of the Hemopurifier followed by mab-based immunocapture to select out the tumor-derived exosomes from non-malignant exosomes). As a result we invoiced NIH for $149,625.

Defense Advanced Research Projects Agency (“DARPA”)

As discussed in Note 1, we entered into a contract with DARPA on September 30, 2011. Under the DARPA award, we have been engaged to develop a therapeutic device to reduce the incidence of sepsis, a fatal bloodstream infection that often results in the death of combat-injured soldiers. The award from DARPA was a fixed-price contract with potential total payments to us of $6,794,389 over the course of five years. Fixed price contracts require the achievement of multiple, incremental milestones to receive the full award during each year of the contract. Under the terms of the contract, we performed certain incremental work towards the achievement of specific milestones against which we invoiced the government for fixed payment amounts.

Originally, only the base year (year one of the contract) was effective for the parties; however, DARPA subsequently exercised its option on the remaining years of the contract. The milestones were comprised of planning, engineering and clinical targets, the achievement of which in some cases required the participation and contribution of third-party participants under the contract. We commenced work under the contract in October 2011 and completed the contract in September 2016.

In February 2014, DARPA reduced the scope of our contract in years three through five of the contract. The reduction in scope focused our research on exosomes, viruses and blood processing instrumentation. This scope reduction reduced the possible payments under the contract by $858,469 over years three through five.

In the fiscal year ended March 31, 2017, we invoiced the U.S. Government for the final two milestones under our DARPA contract in the aggregate amount of $387,438. In the fiscal year ended March 31, 2016, we invoiced the U.S. Government for four milestones under our DARPA contract in the amount of $863,011.

The details of those milestones were as follows:

Milestone 2.6.1.3 - Quantify the degree to which the MERS virus can be extracted from circulation in vitro using miniature Hemopurifiers. The milestone payment was $193,719. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We quantified the degree to which the MERS virus can be extracted from circulation in vitro using miniature Hemopurifiers. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.

Milestone 2.6.1.4 – Prepare and present Final Report for DARPA. The milestone payment was $193,719. Management considers this milestone to be substantive as it was not dependent on the passage of time nor was it based solely on another party's efforts. We prepared and presented the Final Report for DARPA. The report was accepted by the contracting officer's representative and the invoice was submitted thereafter.